Document and Entity Information	Jun. 30, 2025
Cover [Abstract]
Entity Registrant Name	Virginia Electric and Power Company
Amendment Flag	false
Entity Central Index Key	0000103682
Document Type	8-K
Document Period End Date	Jun. 30, 2025
Entity Incorporation State Country Code	VA
Entity File Number	000-55337
Entity Tax Identification Number	54-0418825
Entity Address, Address Line One	600 East Canal Street
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23219
City Area Code	(804)
Local Phone Number	819-2284
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false